SCHEDULE OF AMORTIZATION EXPENSES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 17,055
2026	17,055
2027	17,055
2028	17,055
2029	17,055
Thereafter	691,720
Total	$ 776,995	$ 766,350